Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Company's Financial Assets and Liabilities	The following table presents fair value information as of September 30, 2025 and December 31, 2024, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.
September 30, 2025	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$367,935	-	$367,935	$-
2025 Investor Warrant liability	2,958,889			2,958,889
Convertible note option liability	-	-	-	-
Earn-out share liability	2,040,000	-	-	2,040,000
Total	$5,366,824	-	$367,935	$4,998,889

December 31, 2024	Total	Level 1	Level 2	Level 3
SPAC Private Placement Warrant liability	$840,994	-	$840,994	$-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,994	-	$840,994	$15,620,000

The following table presents fair value information as of December 31, 2024 and 2023 of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2024	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$-	$-	$-	$-
Liabilities
Private warrant liability	840,995	-	840,955	-
Convertible note option liability	60,000	-	-	60,000
Earn-out Share Liability	15,560,000	-	-	15,560,000
Total	$16,460,995	$-	$840,995	$15,620,000

December 31, 2023	Total	Level 1	Level 2	Level 3
Assets
Money Market Funds	$120,000	$120,000	$-	$-

Schedule of Key Inputs into the Option Pricing Model for the Convertible Note Option Liability	The key inputs into the option pricing model were as follows at August 14, 2025 initial value, and at September 30, 2025:
	September 30, 2025	August 14, 2025
Stock Price	$0.62	$0.60
Expected term (years)	4.9	5.0
Volatility	75.0%	75.0%
Risk-Free Rate	4.20%	4.16%
The key inputs into the option pricing model for the convertible note option liability were as follows:
	September 30, 2025	December 31, 2024
Stock Price	$1.83	$3.81
Expected term (years)	0.45	1.2
Volatility	75.0%	75.0%
Risk-Free Rate	4.16%	4.18%
Interest rate	6.24%	6.49%

The key inputs for the Earn-out Share Liability were as follows:

	September 30, 2025	December 31, 2024
Stock Price	$0.62	$6.5
Expected term (years)	9	10
Volatility	80.0%	75.0%
Risk-Free Rate	4.18%	3.81%
The key inputs into the option pricing model for the Convertible Note Option liability were as follows at September 13, 2024 initial value and at December 31, 2024:
	December 31, 2024	September 13, 2023
Stock Price	$3.81	$12.00
Expected term (years)	1.2	1.5
Volatility	75.0%	70.0%
Risk-Free Rate	4.18%	3.79%
Interest rate	6.49%	7.33%

The key inputs for the Earn-out Share Liability were as follows at September 13, 2024  initial value, and at December 31, 2024:

	December 31, 2024	September 13, 2024
Stock Price	$6.50	$12.00
Expected term (years)	10	10
Volatility	75.0%	70.0%
Risk-Free Rate	3.81%	3.66%

Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability
Nine Months Ended September 30, 2025
Balance, beginning of period	$-
Initial value, August 14, 2025	3,130,352
Change in fair value	(171,463)
Balance, end of period	$2,958,889
Nine Months Ended September 30, 2025
Balance, beginning of period, December 31, 2024	$60,000
Change in fair value	(60,000)
Balance, end of period	$-

The following table presents the changes in fair value of the Earn-Out Share Liability:

Nine Months Ended September 30, 2025
Balance, beginning of period, December 31, 2024	$15,560,000
Change in fair value	13,520,000
Balance, end of period	$2,040,000

Year ended December 31, 2024
Balance at January 1, 2024	$-
Initial value, September 13, 2024	900,933
Change in fair value	(607,067)
Balance at December 31, 2024	$293,866

The following table presents the changes in fair value of the earnout liabilities:

Year ended December 31, 2024
Liability at January 1, 2024	$-
Initial value, September 13, 2024	53,600,000
Change in fair value	(38,040,000)
Balance as of December 31, 2024	$15,560,000